Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of provision activity

			Litigation and	Project
EURm	Restructuring	Warranty	environmental(2)	losses	Other	Total
1 January 2023	193	221	253	207	561	1 435
Charged to income statement
Additions	316	177	52	10	204	759
Reversals	—	(51)	(13)	—	(199)	(263)
Total charged to income statement	316	126	39	10	5	496
Utilized during year(1)	(254)	(147)	(29)	(107)	(109)	(646)
Translation differences and other	—	—	(12)	—	(11)	(23)
31 December 2023	255	200	251	110	446	1 262
Non-current	75	20	156	89	178	518
Current	180	180	95	21	268	744

(1)The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 65 million remained in accrued expenses at 31 December 2023.
(2)Environmental provision was EUR 154 million at 31 December 2023 (EUR 155 million at 31 December 2022).